Cash At Bank And Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of Cash at bank

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Bank deposits	29,704,108	21,512,074
Balances with central banks	199,738	574,113

	29,903,846	22,086,187

Demand deposits
RMB	9,198,107	8,328,901
USD	107,353	302,514
HKD	232,442	791,845
IDR	39,309	18,299

	9,577,211	9,441,559

Time deposits
RMB	19,695,362	11,923,454
USD	66,962	697,045
IDR	64,870	—
HKD	502,569	27,103

	20,329,763	12,647,602
Less: Provision for impairment losses	(3,128)	(2,974)

	29,903,846	22,086,187

Disclosure of Restricted cash

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Restricted cash
Cash from consolidated structured entities (a)	11,992,759	8,532,868
Deposits for borrowings (b)	—	8,429,044
Deposits held on behalf of platform investors (c)	757,039	739,294
Others	1,382,236	1,333,948

	14,132,034	19,035,154

(a)
Cash from consolidated structured entities represents cash held by the Group’s consolidated structured entities either in core retail credit and enablement services or from investment products managed by third-party financial institutions where the Group is the sole investor.

(b)	Deposits for borrowings are pledged for secured borrowings.
(c)	As of December 31, 2024 and 2025, deposits held on behalf of platform investors represents funds received from platform investors whose withdrawal is in process according to the settlement schedule.